Discontinued Operations - Depreciation, Amortization and Capital Expenditures Associated with Discontinued Operations (Detail) - Aromatics [Member] - Discontinued Operations Disposed of by Sale [Member] - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization	$ 10.8	$ 14.6	$ 15.5
Capital expenditures	$ 5.8	$ 17.4	$ 18.2